SEGMENT REPORTING - Reconciliation Of Consolidated Adjusted Gross Profit To Consolidated Net Loss Before And After Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Adjusted gross profit	$ 34,354			$ 203,553	$ 150,415
Amortization of the fair value of the related party liability		$ (12,186)	$ 0	(2,260)	(4,058)
Discontinued product write-off		0	0	2,864	0
Amortization of the inventory fair value adjustment		10,035	0	0	1,691
Amortization impact of intangible assets		4,789	0	11,205	11,205
Selling, general and administrative	90,722		58,155	245,297	223,508
Loss on impairment of goodwill	68,715		0	5,031	0
Interest expense, net	6,230		6,652	17,155	18,906
Change in fair value of derivative warrant liabilities	(6,793)		0	(23,627)	10,337
Other (income) expense, net	(798)		(971)	(3,574)	1,769
Loss before income taxes	$ (126,360)	$ (126,360)	$ (20,944)	$ (48,538)	$ (112,943)